DEVCAP
                               SHARED RETURN FUND

                                    (PHOTO)

                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2002

                                     (LOGO)
                                    DEVCAP/R
                         Globally Responsible Investing

                            DEVCAP SHARED RETURN FUND
                               SEMI-ANNUAL REPORT

              PRESIDENT'S LETTER TO SHAREHOLDERS-- JANUARY 31, 2002
-------------------------------------------------------------------------------


Dear Investor,

   The stock market has suffered through a couple of very difficult years and it finally appears that economic indicators are beginning to improve. Indicators, by their nature, trail the events and periods that they define, and that prognosticators expect to use in predicting. We often hear that the stock market leads the indicators out of periods of recession and pits of economic despair. We also hear things like you should not try to time the market, you should stick to your game plan, and you should be a long-term investor. I have many of those bromides firmly planted in my vernacular as well. The salesman in me says that now is a great time to become an investor in the market.

   I believe that there are some fundamental improvements taking place on the economic front. Overvalued stock prices have declined, inventories have depleted (at least in the technology sector), inflation remains under control, and energy costs are still down. In a broader view, we have survived the terrorists' hit on our symbols of economic prominence; we are going through a cleansing of financial reporting standards and standard bearers; the U.S. economy will proceed out of this recession with our usual renewed optimisms, aided by further improvements in productivity. The U.S. economy remains a shining example of what a free society can accomplish and our opportunities for sharing our successes exist today, and will be further enhanced tomorrow.

   We are extremely grateful to those of you who have stayed the course with DEVCAP and for those who had the confidence to increase their investment in the DEVCAP(R) Shared Return Fund (the "Fund"). The Fund continues to perform as we designed it to perform by tracking the S&P 500(R) Index on its historical path as a reflection of the U.S. economy as a whole. We have every reason to believe that the fundamentals of our successful economic structure will continue to be reflected in our investment product with a return to positive growth which approaches the historical mean.

   This year our social screening activities and our support of the microfinance programs of Catholic Relief Services have taken a backseat to most investors' concerns for generating positive returns. As those most involved with the Fund's business, we understand this concern and know that making a profit for our investors is critically important, and is an absolute necessity in responding to our mission and fundamental need to helping the poor by sharing our positive returns. You have our profound gratitude for sticking by us in these times of negative returns. Our long-term goal is built around the need to increase the Fund's total net assets, which can support the continuing growth and servicing of our investors' financial needs, while funding charitable work for the world's most needy. We believe that our investors support our mission in the most intelligent way that allows people to progress to self-sufficiency. We are attempting to build a humane capitalism for the long- term; we are mimicking a bootstrapping theory for the Third World; and we are aiming for the long-term benefit of leveraging through microfinance.

   We are delighted that we are making some progress and to have you along for the long haul. Thank you for keeping our hopes alive by your participation, even in these years of negative returns when we cannot make a significant contribution of capital to programs of Catholic Relief Services. You have helped us tremendously by allowing us to grow our capital base, by creating an investment foundation that is consistent with our socially responsible and faith-based values and that is actively pushing for higher ground for U.S. corporate ethics.

   Your assets allow us to continue to invest for the future. We hope that we are meeting your expectations for multiple layers of return: social, financial

--------------------------------------------------------------------------------

and charitable. Our work continues through the donations that you have made in prior years in the mircofinance programs of Catholic Relief Services. Through your contributions, grants have been awarded to programs around the world, which establish loans for people who would not have access to credit through other lending facilities. Your contributions continue to work for you, and for us all, in years beyond the time when the gift is initially made. I want to thank Christian Brothers Investment Services ("CBIS") for implementing DEVCAP's disciplined approach to socially responsible investing and their ability to integrate faith-based teachings into the investment process. CBIS continues to make our Fund's social agenda more powerful. We will all continue to market our Fund more broadly because we know how important our mission is and how uniquely it is constructed to improve our world by investing in humanity as we continue to dream of a more prosperous future for everyone.

Thank you,

/s/Joseph N. St. Clair

Joseph N. St. Clair
President

Photo on cover depicts a microentrepreneur in El Salvador where Catholic Relief Services sponsors microenterprise programs with DEVCAP donations.

          COMPARISON OF $10,000 INVESTMENT IN THE
     DEVCAP SHARED RETURN FUND(1) AND S&P 500(R)Index(2)

-------------------------------------------------------
                                      AVERAGE ANNUAL
                                      TOTAL RETURN(3)
1 Year ended
   1/31/02                               -17.07%
-------------------------------------------------------
3 Years ended
   1/31/02                                -4.29%
-------------------------------------------------------
5 Years ended
   1/31/02                                 9.01%
-------------------------------------------------------
Inception (10/19/95)
    to 1/31/02                            12.14%
-------------------------------------------------------

      DATE     DEVCAP      S&P 500
      ----     ------      -------

 10/19/95     10,000       10,000
     1/96     10,650       10,895
     7/96     10,710       11,088
     1/97     13,351       13,765
     7/97     16,233       16,869
     1/98     17,071       17,469
     7/98     19,616       20,122
     1/99     23,437       23,145
     7/99     23,740       24,187
     1/00     25,319       25,540
     7/00     26,151       26,358
     1/01     24,780       25,310
     7/01     21,907       22,581
     1/02     20,550       21,223

1 Effective February 22, 2000, the Fund changed its investment objective and now invests only in those S&P 500(R) Index stocks which pass the Fund's social and exclusionary screens. Prior to February 22, 2000, the Fund invested substantially all of its assets in the Domini Social Index Portfolio.

2 The S&P 500(R) Index is an unmanaged index used to portray the pattern of common stock movement based on the average performance of 500 widely held common stocks and does not reflect the deduction of fees and expenses.

3 Average annual total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.



Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                            DEVCAP SHARED RETURN FUND
                             SCHEDULE OF INVESTMENTS

                          JANUARY 31, 2002 (UNAUDITED)

 NUMBER
OF SHARES                                           VALUE
--------                                            -----

         COMMON STOCKS-- 98.82%
         BASIC INDUSTRIES-- 2.93%
 1,800   Alcoa, Inc.                           $     64,530
   800   Allegheny Technologies, Inc.                12,912
   500   Allied Waste Industries, Inc.*               5,490
   300   Avery Dennison Corp.                        17,850
 2,189   Barrick Gold Corp.                          37,629
   100   Bemis Company, Inc.                          5,044
   900   Dover Corp.                                 34,371
 1,900   Dow Chemical Co. (The)                      56,126
   400   Engelhard Corp.                             11,144
   100   FMC Corp.*                                   3,600
   670   International Paper Co.                     27,993
   800   Minnesota Mining & Manufacturing Co.        88,640
   500   Newell Rubbermaid, Inc.                     13,805
   500   Newmont Mining Corp.                        10,920
   600   Pactiv Corp.*                               10,800
 1,100   Placer Dome, Inc.                           13,574
   400   Praxair, Inc.                               23,220
   200   Sealed Air Corp.*                            8,304
 1,400   Waste Management, Inc.                      40,348
                                                 ----------
                                                    486,300
                                                 ----------

         CAPITAL GOODS-- 6.72%
   600   Caterpillar, Inc.                           30,168
   100   Centex Corp.                                 5,948
   300   Crane Co.                                    7,086
 1,400   Dana Corp.                                  20,454
   500   Deere & Co.                                 21,985
   200   Eaton Corp.                                 14,716
 1,300   Emerson Electric Co.                        75,322
17,000   General Electric Co.                       631,550
 1,200   Goodrich Corp.                              33,384
 2,000   Honeywell International, Inc.               67,220
   700   Illinois Tool Works, Inc.                   49,966
   500   Ingersoll-Rand Co., Class A                 22,115
   200   Johnson Controls, Inc.                      16,812
   200   Millipore Corp.                             10,740
   700   Pall Corp.                                  16,142
   700   Parker-Hannifin Corp.                       34,328
 1,600   Rockwell Collins, Inc.                      35,760
   200   Stanley Works (The)                          8,860
   200   W.W. Grainger, Inc.                         10,860
                                                 ----------
                                                  1,113,416
                                                 ----------

 NUMBER
OF SHARES                                            VALUE
--------                                             -----

         CONSUMER DURABLES-- 1.69%
   200   Cooper Industries, Inc.                $    7,280
   400   Cooper Tire & Rubber Co.                    6,172
   400   Danaher Corp.                              25,496
   100   Genuine Parts Co.                           3,552
   700   Harley-Davidson, Inc.                      39,900
   100   KB HOME                                     4,306
   500   Leggett & Platt, Inc.                      12,115
   600   Masco Corp.                                16,056
   900   Mattel, Inc.                               17,100
   200   Maytag Corp.                                6,376
   300   Snap-on, Inc.                               9,777
   130   Toys "R" Us, Inc.*                          2,543
 3,487   Tyco International Ltd.                   122,568
   100   Whirlpool Corp.                             7,270
                                                ----------
                                                   280,511
                                                ----------

         CONSUMER NON-DURABLES--
         8.44%
   200   Adolph Coors Co.                            10,534
   100   Alberto-Culver Co.                           4,661
   100   American Greetings Corp., Class A            1,246
 2,500   Anheuser-Busch Cos., Inc.                  118,175
   600   Avon Products, Inc.                         29,520
   100   Ball Corp.                                   7,870
   600   Biogen, Inc.*                               32,532
   400   Brown-Forman Corp., Class B                 26,200
   900   Campbell Soup Co.                           25,605
   200   Cintas Corp.                                10,004
   600   Clorox Co. (The)                            24,468
 4,600   Coca-Cola Co. (The)                        201,250
   700   Coca-Cola Enterprises, Inc.                 11,375
 1,500   Colgate-Palmolive Co.                       85,725
   600   ConAgra Foods, Inc.                         14,880
   800   General Mills, Inc.                         39,640
 1,900   Gillette Co.                                63,270
   900   H.J. Heinz Co.                              37,260
   500   Hasbro, Inc.                                 8,250
   300   Hershey Foods Corp.                         21,111
   200   Kellogg Co.                                  6,172
 1,400   Kimberly-Clark Corp.                        84,420
   200   Liz Claiborne, Inc.                          5,474
   400   Nike, Inc., Class B                         23,964
 3,890   PepsiCo, Inc.                              194,850
   100   Polaroid Corp.*                                  8
 2,300   Procter & Gamble Co.                       187,864
 1,000   Sara Lee Corp.                              21,150

                            DEVCAP SHARED RETURN FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)

                          JANUARY 31, 2002 (UNAUDITED)

 NUMBER
OF SHARES                                           VALUE
--------                                            -----

         CONSUMER NON-DURABLES--
         CONTINUED
   400   Sherwin-Williams Co. (The)           $      11,088
   800   Unilever NV                                 45,072
   300   V.F. Corp.                                  12,186
   600   Wm. Wrigley Jr. Co.                         32,784
                                                 ----------
                                                  1,398,608
                                                 ----------

         CONSUMER SERVICES-- 13.20%
 1,100   Albertson's, Inc.                           31,625
   100   Alltel Corp.                                 5,548
 5,042   AT&T Corp.                                  89,243
 2,344   AT&T Wireless Services, Inc.*               26,956
   400   Bed Bath & Beyond, Inc.*                    13,832
   300   Best Buy Co., Inc.*                         22,200
   500   Big Lots, Inc.*                              5,360
   400   Block H&R, Inc.                             18,504
   600   Brunswick Corp.                             14,760
 1,600   Cendant Corp.*                              27,968
   800   Citizens Communications Co.*                 8,008
 1,200   Clear Channel Communications, Inc.*         55,248
 2,200   Comcast Corp.                               78,166
 1,900   Conoco, Inc.                                53,504
   400   Convergys Corp.*                            12,676
   800   Costco Wholesale Corp.*                     36,800
 1,000   CVS Corp.                                   27,200
   875   Dollar General Corp.                        13,825
   200   Ecolab, Inc.                                 8,558
   600   Hilton Hotels Corp.                          7,200
 4,200   Home Depot, Inc. (The)                     210,378
   100   International Game Technology*               6,580
 1,100   Interpublic Group of Cos., Inc. (The)       31,757
   100   J.C. Penney Co., Inc.                        2,487
   100   Kmart Corp.*                                   149
   400   Kohl's Corp.*                               26,516
 2,100   Kroger Co.                                  43,260
   400   Limited, Inc. (The)                          7,420
 2,000   Lowe's Cos., Inc. (The)                     92,140
   600   Marriott International, Inc.                24,468
   800   May Department Stores Co. (The)             29,440
 3,400   McDonald's Corp.                            92,412
   500   McGraw-Hill Cos., Inc. (The)                32,040
   100   Meredith Corp.                               3,504
   400   New York Times Co. (The)                    16,852
 2,500   Nextel Communications, Inc.*                20,125
   100   Office Depot, Inc.*                          1,645
   400   Omnicom Group, Inc.                         34,948

 NUMBER
OF SHARES                                            VALUE
--------                                             -----

         CONSUMER SERVICES--
         CONTINUED
   300   Robert Half International, Inc.*         $   7,866
   800   Safeway, Inc.*                              32,360
   200   Sears, Roebuck & Co.                        10,568
   600   Starbucks Corp.*                            14,262
   300   Starwood Hotels & Resorts Worldwide, Inc.   10,275
   300   SUPERVALU, Inc.                              7,404
 1,600   SYSCO Corp.                                 47,392
   400   Tiffany & Co.                               14,280
   800   TJX Cos., Inc.                              33,072
   400   TMP Worldwide, Inc.*                        17,028
   500   Tribune Co.                                 18,585
   300   Univision Communications, Inc.*             10,494
 3,651   Viacom, Inc., Class B*                     146,003
   257   Visteon Corp.                                3,418
 7,300   Wal-Mart Stores, Inc.                      437,854
 2,500   Walgreen Co.                                90,700
 2,500   Walt Disney Co. (The)                       52,650
                                                 ----------
                                                  2,187,513
                                                 ----------

         ENERGY-- 5.72%
   500   Amerada Hess Corp.                          30,680
 1,037   Anadarko Petroleum Corp.                    50,948
   440   Apache Corp.                                21,336
   600   Ashland, Inc.                               28,056
 1,200   Baker Hughes, Inc.                          42,240
   400   Devon Energy Corp.                          14,888
   300   EOG Resources, Inc.                         10,197
12,800   Exxon Mobil Corp.                          499,840
   171   FMC Technologies, Inc.*                      2,710
   100   Kinder Morgan, Inc.                          5,170
 1,700   Marathon Oil Corp.                          47,685
   900   Nabors Industries, Inc.*                    28,179
   600   Noble Drilling Corp.*                       19,182
 1,200   Rowan Cos., Inc.*                           21,636
 1,300   Schlumberger Ltd.                           73,307
   500   Sunoco, Inc.                                19,280
 1,800   Williams Cos., Inc. (The)                   31,824
                                                 ----------
                                                    947,158
                                                 ----------

         FINANCIAL SERVICES-- 19.24%
   700   AFLAC, Inc.                                 18,284
   900   Allstate Corp.                              29,034
 2,300   American Express Co.                        82,455
 5,833   American International Group, Inc.         432,517
   100   Aon Corp.                                    3,330

                            DEVCAP SHARED RETURN Fund
                       SCHEDULE OF INVESTMENTS (CONTINUED)

                          JANUARY 31, 2002 (UNAUDITED)

 NUMBER
OF SHARES                                           VALUE
--------                                            -----

         FINANCIAL SERVICES--
         CONTINUED
 2,600   Bank of America Corp.                 $    163,878
 1,300   Bank of New York Co., Inc. (The)            53,274
 2,900   Bank One Corp.                             108,750
   100   Bear Stearns Cos., Inc. (The)                5,815
   200   Capital One Financial Corp.                 10,034
   350   Charles Schwab Corp. (The)                   5,029
   400   Chubb Corp. (The)                           26,740
   500   CIGNA Corp.                                 46,000
   400   Cincinnati Financial Corp.                  15,400
 8,413   Citigroup, Inc.                            398,776
   100   Comerica, Inc.                               5,629
   200   Concord EFS, Inc.*                           5,830
   100   Conseco, Inc.*                                 395
 2,600   Fannie Mae                                 210,470
 1,200   Fifth Third Bancorp                         75,900
   400   Fiserv, Inc.*                               16,976
 1,502   FleetBoston Financial Corp.                 50,497
   700   Franklin Resources, Inc.                    26,215
 1,700   Freddie Mac                                114,104
   400   Golden West Financial Corp.                 25,464
   100   Hartford Financial Services Group,
          Inc. (The)                                  6,619
 1,200   Household International, Inc.               61,488
 1,480   J.P. Morgan Chase & Co.                     50,394
   450   Jefferson-Pilot Corp.                       21,555
   400   KeyCorp                                      9,844
   400   Lehman Brothers Holdings, Inc.              25,908
   500   Lincoln National Corp.                      25,750
   700   Marsh & McLennan Cos., Inc.                 71,295
 2,000   MBNA Corp.                                  70,000
 1,300   Mellon Financial Corp.                      49,920
 1,800   Merrill Lynch & Co.                         91,764
   500   Metlife, Inc.                               15,190
   200   MGIC Investment Corp.                       13,400
   100   Moody's Corp.                                3,752
 1,000   Morgan Stanley Dean Witter & Co.            55,000
 1,100   Paychex, Inc.                               40,370
   700   PNC Financial Services Group                40,425
   300   Regions Financial Corp.                      9,381
    89   Sabre Holdings Corp.*                        3,977
   300   St. Paul Cos., Inc. (The)                   13,410
   400   State Street Corp.                          21,512
   700   Stilwell Financial, Inc.                    17,815
   800   SunTrust Banks, Inc.                        49,280
   500   T. Rowe Price Group, Inc.                   18,790
   300   Torchmark Corp.                             11,397
 3,100   U.S. Bancorp                                64,542

 NUMBER
OF SHARES                                            VALUE
--------                                             -----

         FINANCIAL SERVICES--
         CONTINUED
   200   Union Planters Corp.                     $   8,952
   400   UnumProvident Corp.                         11,320
   400   USA Education, Inc.                         36,000
 2,300   Wachovia Corp.                              76,475
 2,100   Washington Mutual, Inc.                     72,072
 4,100   Wells Fargo & Co.                          190,199
                                                 ----------
                                                  3,188,592
                                                 ----------

         FOOD PROCESSING-- 0.01%
   110   Archer-Daniels-Midland Co.                   1,533
                                                 ----------

         HEALTH CARE-- 11.72%
 3,500   Abbott Laboratories                        201,950
   600   Allergan, Inc.                              40,050
   400   AmerisourceBergen Corp.                     25,892
 2,300   Amgen, Inc.*                               127,650
 1,400   Applied Biosystems Group                    31,262
   300   Bausch & Lomb, Inc.                         11,325
 1,600   Baxter International, Inc.                  89,328
   700   Becton, Dickinson & Co.                     25,354
   675   Biomet, Inc.                                21,796
 1,000   Boston Scientific Corp.*                    22,470
 2,900   Bristol-Myers Squibb Co.                   131,573
   100   C.R. Bard, Inc.                              4,905
 1,200   Cardinal Health, Inc.                       79,092
   800   Chiron Corp.*                               33,896
 2,700   Eli Lilly & Co.                            202,770
   500   Forest Laboratories, Inc.*                  41,450
   400   Guidant Corp.                               19,220
   800   HEALTHSOUTH Corp.*                           9,360
   900   Humana, Inc.                                11,205
   600   IMS Health, Inc.                            11,970
   200   Manor Care, Inc.*                            3,980
 1,100   McKesson Corp.                              42,350
   800   MedImmune, Inc.*                            33,896
 3,000   Medtronic, Inc.                            147,810
 5,300   Merck & Co., Inc.                          313,654
   600   Quintiles Transnational Corp.*               9,612
 3,700   Schering-Plough Corp.                      119,806
   200   St. Jude Medical, Inc.                      15,860
   500   Stryker Corp.                               29,370
   700   UnitedHealth Group, Inc.                    52,045
   146   Viasys Healthcare, Inc.*                     3,321
   100   Wellpoint Health Networks, Inc.*            12,689
   460   Zimmer Holdings, Inc.*                      14,964
                                                 ----------
                                                  1,941,875
                                                 ----------

                            DEVCAP SHARED RETURN FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)

                          JANUARY 31, 2002 (UNAUDITED)

 NUMBER
OF SHARES                                            VALUE
--------                                             -----


         MEDIA-- 1.25%
 7,350   AOL Time Warner, Inc.*                 $   193,379
   200   Gannett Co., Inc.                           13,490
                                                 ----------
                                                    206,869
                                                 ----------

         MERCHANDISING-- 0.67%
   400   Radioshack Corp.                            12,608
 2,200   Target Corp.                                97,702
                                                 ----------
                                                    110,310
                                                 ----------

         TECHNOLOGY-- 22.63%
   700   Adobe Systems, Inc.                         23,590
 1,100   Altera Corp.*                               27,632
   800   American Power Conversion Corp.*            12,152
   800   Analog Devices, Inc.*                       35,040
   700   Andrew Corp.*                               12,593
 1,700   Applied Materials, Inc.*                    74,205
 1,800   Applied Micro Circuits Corp.*               18,306
   200   Autodesk, Inc.                               8,200
 1,600   Automatic Data Processing, Inc.             86,400
 4,000   BellSouth Corp.                            160,000
 1,500   CIENA Corp.*                                19,050
13,100   Cisco Systems, Inc.*                       259,380
   300   Citrix Systems, Inc.*                        5,169
 1,500   Compaq Computer Corp.                       18,525
   300   Computer Associates International, Inc.     10,338
   600   Computer Sciences Corp.*                    26,700
   800   Comverse Technology, Inc.*                  17,096
 1,300   Conexant Systems, Inc.*                     16,952
   500   CSX Corp.                                   20,000
 5,000   Dell Computer Corp.*                       137,450
   900   Electronic Data Systems Corp.               56,349
   700   First Data Corp.                            57,911
 4,600   Gateway, Inc.*                              23,966
 1,400   Hewlett-Packard Co.                         30,954
    88   Imagistics International, Inc.*              1,450
11,900   Intel Corp.                                416,976
 3,100   International Business Machines Corp.      334,459
   500   Intuit, Inc.*                               19,625
   700   Jabil Circuit, Inc.*                        16,240
   400   KLA-Tencor Corp.*                           22,912
   800   Linear Technology Corp.                     33,096
   800   Maxim Integrated Products, Inc.*            44,392
   400   Mercury Interactive Corp.*                  15,240
 1,400   Micron Technology, Inc.*                    47,250
 8,100   Microsoft Corp.*                           516,051
   800   Molex, Inc.                                 24,440

 NUMBER
OF SHARES                                            VALUE
--------                                             -----


         TECHNOLOGY -- CONTINUED
   400   NCR Corp.*                           $      17,016
   300   Novellus Systems, Inc.*                     12,813
 9,400   Oracle Corp.*                              162,244
 1,900   Parametric Technology Corp.*                13,072
   600   PeopleSoft, Inc.*                           19,494
   400   PerkinElmer, Inc.                           11,800
 1,100   Pitney Bowes, Inc.                          46,002
 1,100   PMC-Sierra, Inc.*                           26,257
 1,700   Power-One, Inc.*                            16,881
   300   QLogic Corp.*                               14,679
 1,500   Sanmina-SCI Corp.*                          22,020
 2,900   Sapient Corp.*                              15,950
 5,916   SBC Communications, Inc.                   221,554
 1,200   Siebel Systems, Inc.*                       42,468
 1,300   Sprint Corp. (PCS Group)*                   21,294
 1,400   Symbol Technologies, Inc.                   21,700
   700   Tektronix, Inc.*                            17,136
 3,200   Texas Instruments, Inc.                     99,872
 1,000   Thermo Electron Corp.*                      21,960
   300   Thomas & Betts Corp.                         5,850
 1,100   Unisys Corp.                                13,750
 4,910   Verizon Communications                     227,578
 1,600   Vitesse Semiconductor Corp.*                20,112
   200   Xilinx, Inc.*                                8,670
                                                 ----------
                                                  3,750,261
                                                 ----------

         TRANSPORTATION--0.93%
   200   AMR Corp.*                                   4,988
   600   Burlington Northern Santa Fe Corp.          16,944
 1,300   Carnival Corp.                              35,152
   700   FedEx Corp.*                                37,485
 1,950   Southwest Airlines Co.                      36,933
   300   Union Pacfic Corp.                          18,615
   900   US Airways Group, Inc.                       4,662
                                                 ----------
                                                    154,779
                                                 ----------

         UTILITIES-- 3.67%
 1,600   AES Corp. (The)                             21,680
   100   Allegheny Energy, Inc.                       3,291
   400   Ameren Corp.                                17,148
   940   American Electric Power Co., Inc.           39,236
   700   Calpine Corp.*                               7,840
   400   Cinergy Corp.                               12,920
   200   CMS Energy Corp.                             4,566
   500   Consolidated Edison, Inc.                   20,495
   400   Dominion Resources, Inc.                    23,548

                            DEVCAP SHARED RETURN FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)

                          JANUARY 31, 2002 (UNAUDITED)

 NUMBER
OF SHARES                                            VALUE
--------                                             -----

         UTILITIES -- CONTINUED
   200   DTE Energy Co.                      $        8,200
 2,300   Duke Energy Corp.                           80,201
   500   Dynegy, Inc.                                11,925
 1,000   Edison International*                       15,450
 1,269   El Paso Corp.                               48,159
   500   Entergy Corp.                               20,590
   675   Exelon Corp.                                33,237
   864   FirstEnergy Corp.                           32,141
   200   FPL Group, Inc.                             10,722
 1,159   Mirant Corp.*                               11,602
   300   Niagara Mohawk Holdings, Inc.                5,565
   100   NICOR, Inc.                                  4,064
 1,000   PG&E Corp.*                                 21,500
   100   Pinnacle West Capital Corp.                  3,986
   400   PPL Corp.                                   13,480
   327   Progress Energy, Inc.                       14,290
   300   Public Service Enterprise Group, Inc.       12,624
 1,000   Reliant Energy, Inc.                        25,080
   600   Sempra Energy                               14,370
 1,400   Southern Co. (The)                          34,510
   300   TXU Corp.                                   14,616
   800   Xcel Energy, Inc.                           21,360
                                                 ----------
                                                    608,396
                                                 ----------

Total Common Stocks (cost $13,671,142)           16,376,121
                                                 ----------

PRINCIPAL
  VALUE                                            VALUE
--------                                           -----

          SHORT-TERM INVESTMENTS--
          1.07%
$176,338  Dreyfus Institutional Government
            Money Market Fund                  $    176,338
                                                 ----------

         Total Short-Term Investments
            (cost $176,338)                         176,338
                                                 ----------

         Total Investments - 99.89%
            (cost $13,847,480)                   16,552,459

         Other Assets Less Liabilities - 0.11%       18,698
                                                 ----------

         NET ASSETS - 100.00%                   $16,571,157
                                                ===========

         * Non-income producing security

                        See Notes to Financial Statements

DEVCAP SHARED RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments at value (cost $13,847,480)                         $ 16,552,459
   Prepaid expenses                                                      16,758
   Dividends and interest receivable                                     15,854
   Receivable from sponsor                                                5,333
   Cash                                                                   1,184
   Other                                                                    112
                                                                   ------------
      Total Assets                                                   16,591,700
                                                                   ------------

LIABILITIES:
   Accrued investment advisory fees                                       3,546
   Accrued expenses                                                      16,997
                                                                   ------------
      Total Liabilities                                                  20,543
                                                                   ------------

NET ASSETS                                                         $ 16,571,157
                                                                   ============

NET ASSETS CONSIST OF:
   Paid-in capital                                                 $ 15,623,222
   Undistributed net realized loss                                   (1,757,044)
   Net unrealized appreciation                                        2,704,979
                                                                   ------------

NET ASSETS                                                         $ 16,571,157
                                                                   ============

SHARES OUTSTANDING                                                      905,890
                                                                   ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE                                                 $      18.29
                                                                   ============


                        See Notes to Financial Statements

DEVCAP SHARED RETURN FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                     $   103,041(a)
   Interest                                                            2,561
                                                                 -----------
      Total Investment Income                                        105,602
                                                                 -----------

EXPENSES (Notes 1 and 2):
   Fund administration and accounting fees                       $    32,767
   Legal fees                                                         27,087
   Investment advisory fees                                           19,058
   Transfer agent fees and expenses                                   19,021
   Registration fees                                                  12,510
   Printing                                                           10,327
   Insurance                                                           9,400
   Audit fees                                                          8,333
   Distribution fees                                                   7,451
   Pricing                                                             6,111
   Other                                                               1,158
                                                                 -----------
      Total expenses before waivers and reimbursements               153,223
      Waivers and reimbursements of expenses by sponsor              (12,585)
                                                                 -----------
      Net Expenses                                                   140,638
                                                                 -----------

NET INVESTMENT LOSS                                                  (35,036)
                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized loss                                              (1,755,930)
   Net change in unrealized appreciation                           1,024,197
                                                                 -----------
   Net realized and unrealized loss                                 (731,733)
                                                                 -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS                       $  (766,769)
                                                                 ===========

(a) Net of $94 in foreign withholding tax.

                        See Notes to Financial Statements

DEVCAP SHARED RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                       FOR THE SIX               FOR THE
                                                                      MONTHS ENDED             YEAR ENDED
                                                                    JANUARY 31, 2002          JULY 31, 2001
                                                                   -------------------   -----------------------

INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment loss                                                 $    (35,036)            $    (81,056)
   Net realized gain (loss)                                              (1,755,930)                 152,714
   Net change in unrealized appreciation                                  1,024,197               (2,815,176)
                                                                       ------------             ------------
   Net decrease in net assets resulting from operations                    (766,769)              (2,743,518)
                                                                       ------------             ------------

Distributions to shareholders from net realized gain                        (19,721)              (1,474,252)
                                                                       ------------             ------------

Capital Share Transactions:
   Proceeds from sales of shares                                          3,258,836                  758,441
   Net asset value of shares issued in reinvestment of distributions         19,222                1,427,158
   Payments for shares redeemed                                            (126,378)                (486,840)
                                                                       ------------             ------------
   Net increase in net assets from capital share transactions             3,151,680                1,698,759
                                                                       ------------             ------------
      Total increase (decrease) in net assets                             2,365,190               (2,519,011)

NET ASSETS:
   Beginning of period                                                   14,205,967               16,724,978
                                                                       ------------             ------------
   End of period                                                       $ 16,571,157             $ 14,205,967
                                                                       ============             ============
   Undistributed net investment income, end of period                  $          0             $          0
                                                                       ============             ============

OTHER INFORMATION:
Share Transactions:
   Sold                                                                     184,076                   34,463
   Reinvested                                                                 1,037                   67,160
   Redeemed                                                                  (7,023)                 (22,812)
                                                                       ------------             ------------
   Net increase                                                             178,090                   78,811
                                                                       ============             ============

                        See Notes to Financial Statements

DEVCAP SHARED RETURN FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)
-------------------------------------------------------------------------------


                                               For the
                                                 six                             For the year ended
                                             months ended   ------------------------------------------------------------------------
                                            Jan. 31, 2002   July 31, 2001  July 31, 2000  July 31, 1999  July 31, 1998 July 31, 1997
                                            -------------   -------------  -------------  -------------  ------------- -------------

Net Asset Value,
   beginning of period                         $    19.52     $    25.77     $    23.48     $    19.58     $    16.22   $   10.71
                                               ----------     ----------     ----------     ----------     ----------     ---------
Income (loss) from investment operations:
   Net investment loss                              (0.04)         (0.11)         (0.24)         (0.18)         (0.06)      (0.03)
   Net realized and unrealized
      gain (loss) on investments                    (1.17)         (3.89)          2.63           4.28           3.44        5.55
                                               ----------     ----------     ----------     ----------     ----------     ---------
Total income (loss) from
   investment operations                            (1.21)         (4.00)          2.39           4.10           3.38        5.52
Less distributions from net
   realized gain                                    (0.02)         (2.25)         (0.10)         (0.20)         (0.02)      (0.01)
                                               ----------     ----------     ----------     ----------     ----------     ---------

Net Asset Value, end of period                     $18.29         $19.52         $25.77         $23.48         $19.58      $16.22
                                               ==========     ==========     ==========     ==========     ==========     =========
Ratios/supplemental data:
   Total return                                   (6.19)%       (16.23)%         10.16%         21.03%         20.84%      51.57%
   Net Assets, end of period
      (in 000's)                               $   16,571     $   14,206     $   16,725     $   15,046     $   10,697   $   5,326
   Ratio of expenses to average
      net assets                                    1.84%          1.75%          1.95%(1)       1.97%(2)       1.75%(2)    1.75%(2)
   Ratio of net investment loss
      to average net assets                       (0.62)%        (0.53)%        (0.94)%        (0.92)%        (0.51)%     (0.21)%
   Portfolio turnover                                  9%             3%            31%(3)          8%(4)          5%(4)       1%(4)

--------------------
1 Reflects the Fund's proportionate share of the Portfolio's expenses as well as reimbursements by agents of the Fund from August 1, 1999 through February 21, 2000, and net of waiver and reimbursements from February 22, 2000 through July 31, 2000. If the reimbursements had not been in place, the ratios of expenses to average net assets would have been 2.80%.

2 Reflects the Fund's proportionate share of the Portfolio's expenses as well as reimbursements by agents of the Fund. If the reimbursements had not been in place, the ratios of expenses to average net assets would have been 1.97%, 2.76% and 5.93%, for the years ended July 31, 1999, 1998 and 1997, respectively.

3 Represents portfolio turnover for the period February 22, 2000 through July 31, 2000.

4 Represents portfolio turnover for the Index Portfolio.

                        See Notes to Financial Statements

                            DEVCAP SHARED RETURN FUND
                          NOTES TO FINANCIAL STATEMENTS

              For the six months ended January 31, 2002 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. DEVCAP(R) Shared Return Fund (the "Fund") is a series of DEVCAP Trust which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act").

     Effective February 22, 2000, the Fund changed its investment objective and now invests only in those S&P500(R) Index stocks which pass the Fund's social and exclusionary screens, in accordance with the Socially Responsible Investment Guidelines published by the United States Conference of Catholic Bishops. Prior to February 22, 2000, the Fund invested substantially all of its assets in the Domini Social Index Portfolio. The Fund became effective on September 13, 1995, and commenced investment operations on October 19, 1995.

     The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund's significant accounting policies.

     A. VALUATION OF INVESTMENTS. The Fund values securities at the last reported sale price, or at the average of the latest bid and asked prices if no sales are reported. Investments in other mutual funds are valued at net asset value.

     B. INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.

     C. DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders are declared and paid annually from net investment income. Distributions to shareholders of net realized capital gains, if any, are made annually. The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. At January 31, 2002, a reclassification was recorded to decrease paid-in capital by $35,036 and increase undistributed net investment loss by $35,036.

     D. FEDERAL TAXES. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

     E. DEFERRED ORGANIZATION EXPENSES. Organization costs are being amortized on a straight-line basis over a five-year period. The amount paid by the Fund on any redemption of the Fund's initial shares will be reduced by the pro rata portion of any unamortized organization expenses which the number of the initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption. To the extent that the proceeds of the redemptions are less than such pro rata portion of any unamortized organization expenses, Development Capital Fund ("DEVCAP Non-Profit"), the Fund's sponsor, has agreed to reimburse the Fund for such difference. As of October 19, 2000, the Fund's organization costs were fully amortized.

                            DEVCAP SHARED RETURN FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

              FOR THE SIX MONTHS ENDED JANUARY 31, 2002 (UNAUDITED)

     F. OTHER. Security transactions are recorded on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES.

     A. REIMBURSEMENT OF EXPENSES. Effective November 29, 1999, DEVCAP Non-Profit has agreed to reimburse the Fund to the extent necessary to maintain the Fund's total operating expenses at an annual rate of 1.75% of the Fund's average daily net assets.

     Under the terms of an expense limitation agreement, DEVCAP Non-Profit has agreed to reimburse the Fund for all expenses (excluding brokerage fees and commissions, interest, taxes, other extraordinary expenses and 12b-1 distribution expenses) in excess of 1.75% of the Fund's average daily net assets until November 29, 2002.

3. CHARITABLE CONTRIBUTIONS. Shareholders contributed approximately $380,000 to DEVCAP Non-Profit in December 1999 as described in the Fund's prospectus. Upon a shareholder's initial investment in the Fund, the shareholder may choose to make an annual donation to DEVCAP Non-Profit of zero percent, ten percent, twenty-five percent, fifty percent, seventy-five percent, or all of the Annual Contribution Basis, as defined in the Fund's registration statement, derived from the shareholder's investment in the Fund. DEVCAP Non-Profit will direct these shareholder donations to non-profit organizations (primarily Catholic Relief Services) working to improve the welfare of underprivileged persons in developing countries.

4. INVESTMENT TRANSACTIONS. The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments, for the Fund for the six months ended January 31, 2002 were $4,476,769 and $1,393,369, respectively.

     At January 31, 2002, gross unrealized appreciation and depreciation of investments, based upon cost for federal income tax purposes of $13,889,382 were as follows:

     Appreciation                   $3,684,242
     Depreciation                   (1,021,165)
                                     ---------
     Net appreciation
        on investments              $2,663,077
                                    ==========

                       This page intentionally left blank.

                                     DEVCAP
                               SHARED RETURN FUND
                             209 West Fayette Street
                            Baltimore, Maryland 21201
                                 (800) 371-2655
                                 www.DEVCAP.org

  INVESTMENT MANAGER
  Christian Brothers Investment Services, Inc.
  90 Park Avenue, 29th Floor
  New York, NY  10016-1301

  SUB-ADVISER
  RhumbLine Advisers
  30 Rowes Wharf
  Boston, MA  02110

  INDEPENDENT AUDITORS
  KPMG LLP
  99 High Street
  Boston, MA  02110

  ADMINISTRATOR AND TRANSFER AGENT
  Sunstone Financial Group, Inc.
  803 West Michigan Street, Suite A
  Milwaukee, WI  53233-2301

  DISTRIBUTOR
  CBIS Financial Services, Inc.
  1200 Jorie Boulevard, Suite 210
  Oak Brook, IL  60523-2062

  CUSTODIAN
  Mellon Bank, N.A.
  One Mellon Bank Center
  Pittsburgh, PA  15258

          (LOGO)
Printed on Recycled Paper
 Printed using Soy Inks